Income Taxes - Reconciliation of U.S. Federal Statutory Income Tax Rate to Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal income tax (benefit) at statutory rate	21.00%	21.00%
Permanent Differences	(0.90%)	(2.50%)
Preferred stock tranche obligation remeasurement	(4.40%)	0.00%
Research and development credits	(2.10%)	56.50%
State income tax, net of federal benefit	3.90%	28.50%
Impact of Foreign Operations	3.60%	(3.30%)
Other	0.00%	(0.40%)
Change in valuation allowance	(21.10%)	(123.60%)
Effective tax rate	(0.00%)	(23.80%)